Intangible Assets - Summary of Total Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (869)	$ (646)	$ (405)
Net Balance	2,108	450
Gross Amount	3,658	1,777	1,096
Net Balance	2,789	1,131	691
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross Amount	2,192	809	809
Accumulated Amortization	(534)	(382)	(225)
Net Balance	1,658	427	584
Contract Rights
Finite Lived Intangible Assets [Line Items]
Gross Amount	488	150	150
Accumulated Amortization	(185)	(150)	(112)
Net Balance	303	0	38
Leasehold
Finite Lived Intangible Assets [Line Items]
Gross Amount	160	0
Accumulated Amortization	(13)	0
Net Balance	147	0
Non-complete Agreement
Finite Lived Intangible Assets [Line Items]
Gross Amount		137	137
Accumulated Amortization	(137)	(114)	(68)
Net Balance	0	23	$ 69
Gross Amount	137	137
Net Balance		23
Domain Name
Finite Lived Intangible Assets [Line Items]
Accumulated Amortization	0	0
Net Balance	281
Gross Amount	281	281
Net Balance		281
Licensing Rights
Finite Lived Intangible Assets [Line Items]
Accumulated Amortization	0	0
Net Balance	400
Gross Amount	$ 400	400
Net Balance		$ 400